Annual Fund Operating Expenses - Total International Stock Market Index Portfolio - Total International Stock Market Index Portfolio	Apr. 29, 2021
Operating Expenses:
Management Fees	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.10%
Total Annual Portfolio Operating Expenses	0.10%